Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Provision for Income Taxes
	2024	2023
Current income tax
Tax expense for current year	409	637
Adjustments in respect of prior years	(4)	26
Total current income tax expense	405	663
Deferred income tax
Origination and reversal of temporary differences	44	5
Swiss Tax Reform adjustment	‐	(134)
Adjustments in respect of prior years	(10)	31
Change in recognition of tax losses and deductible temporary differences	(3)	105
Total deferred income tax expense	31	7
Income tax expense included in net earnings	436	670

Summary of Total Income Tax Expense

The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to earnings before income taxes as follows:

	2024	2023
Earnings (loss) before income taxes
Canada	699	1,427
United States	709	976
Australia	169	161
Trinidad	(62)	(75)
Other	(379)	(537)
	1,136	1,952
Canadian federal and provincial statutory income tax rate (%)	27	27
Income tax at statutory rates	307	527
Adjusted for the effect of:
Impact of foreign tax rates	(151)	(139)
Non-taxable income	(49)	(67)
Production-related deductions	(44)	(54)
Change in estimates related to prior years	(19)	(7)
Change in recognition of tax losses and deductible temporary differences	(3)	105
Swiss Tax Reform adjustment	‐	(134)
Current year losses and deductible temporary differences for which no deferred tax asset is recognized	300	314
Withholding taxes	50	20
Non-deductible expenses	19	25
Tax authority examinations	12	62
Other	14	18
Income tax expense included in net earnings	436	670

Summary of Deferred Income Tax Assets (Liabilities)

			Deferred Income Tax (Recovery)
	Deferred Income Tax (Assets)		Expense Recognized
	Liabilities		in Net Earnings
As at December 31	2024	2023	2024	2023
Deferred income tax assets
Asset retirement obligations and accrued environmental costs	(411)	(400)	(11)	(17)
Tax loss and other carryforwards	(334)	(347)	9	52
Lease liabilities	(304)	(307)	(1)	(8)
Payables and accrued charges	(102)	(96)	(6)	2
Inventories	(99)	(108)	10	47
Pension and other post-retirement benefit liabilities	(96)	(108)	5	50
Long-term debt	(88)	(99)	10	18
Receivables	(63)	(50)	(13)	(2)
Other assets	(1)	(1)	‐	‐
Deferred income tax liabilities
Property, plant and equipment	4,470	4,410	63	40
Goodwill and intangible assets	137	173	(34)	(168)
Other liabilities	29	30	(1)	(7)
	3,138	3,097	31	7

Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits

As at December 31, 2024	Amount	Expiry Date
Unused federal operating losses	1,892	2025 – Indefinite
Unused federal capital losses	566	Indefinite

The unused tax losses and credits with no expiry dates can be carried forward indefinitely. As at December 31, 2024, we had $2,475 million of federal tax losses and deductible temporary differences for which we did not recognize deferred tax assets.

We have determined that it is probable that all recognized deferred tax assets will be realized through a combination of future reversals of temporary differences and taxable income.

We did not recognize deferred tax liabilities related to temporary differences associated with investments in subsidiaries and equity-accounted investees amounting to $7,644 million as at December 31, 2024 (2023 – $7,010 million).